Long-term Debt - Current and Non-current (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Presented as follows:
Current portion of long-term debt	$ 123,250,000	$ 134,950,000
Long-term debt	0	0
Total	$ 123,250,000	$ 134,950,000